Expense Example - FidelityAdvisorMortgageSecuritiesFund-AMCIZPRO - FidelityAdvisorMortgageSecuritiesFund-AMCIZPRO - Fidelity Advisor Mortgage Securities Fund	Oct. 30, 2023 USD ($)
Fidelity Advisor Mortgage Securities Fund - Class A
Expense Example:
1 year	$ 478
3 years	645
5 years	826
10 years	1,350
Fidelity Advisor Mortgage Securities Fund - Class C
Expense Example:
1 year	263
3 years	505
5 years	871
10 years	1,686
Fidelity Advisor Mortgage Securities Fund - Class M
Expense Example:
1 year	477
3 years	642
5 years	821
10 years	1,339
Fidelity Advisor Mortgage Securities Fund - Class I
Expense Example:
1 year	53
3 years	167
5 years	291
10 years	653
Fidelity Advisor Mortgage Securities Fund - Class Z
Expense Example:
1 year	37
3 years	123
5 years	219
10 years	$ 500